Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 66	$ 48
Group income statement	47	13
Group statement of comprehensive income	(16)	(11)
Group statement of changes in equity	9	6
Exchange and other adjustments	(2)	10
Ending balance	104	66
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(34)	(34)
Group income statement	0	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	(34)	(34)
Associates [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(60)	(59)
Group income statement	1	(1)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	(59)	(60)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	76	79
Group income statement	(7)	0
Group statement of comprehensive income	(3)	(6)
Group statement of changes in equity	0	0
Exchange and other adjustments	(1)	3
Ending balance	65	76
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	95	84
Group income statement	9	4
Group statement of comprehensive income	0	0
Group statement of changes in equity	9	6
Exchange and other adjustments	0	1
Ending balance	113	95
Deferred compensation [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	0	0
Group income statement	30	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	30	0
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	8	22
Group income statement	(11)	(11)
Group statement of comprehensive income	(13)	(5)
Group statement of changes in equity	0	0
Exchange and other adjustments	(1)	2
Ending balance	(17)	8
Research and development [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	15	8
Group income statement	18	7
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	33	15
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(30)	(53)
Group income statement	21	22
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	1
Ending balance	(9)	(30)
Application Fees [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	42	41
Group income statement	0	1
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	42	42
Intangible Assets Excluding Software [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(46)	(40)
Group income statement	(14)	(9)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	3
Ending balance	$ (60)	$ (46)